MoA US Government Money Market Fund Performance Management - MoA US Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance/Annual Return.
Performance Narrative [Text Block]	The bar chart and table below show the average annual returns of the Fund.Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.Prior to August 23, 2024, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is overall no longer permitted to hold. For example, the Fund was previously permitted to make significant investments in a broader range of instruments, including in commercial paper, that generally offered higher yields than those then available by investing in U.S. government securities. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a U.S. government money market fund. A fund’s past performance does not necessarily indicate how it will perform in the future.For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the separate accounts of Mutual of America Life Insurance Company ("Separate Accounts") that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at moafunds.com or by calling 800.914.8716.
Performance Past Does Not Indicate Future [Text]	Prior to August 23, 2024, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is overall no longer permitted to hold. For example, the Fund was previously permitted to make significant investments in a broader range of instruments, including in commercial paper, that generally offered higher yields than those then available by investing in U.S. government securities. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a U.S. government money market fund. A fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.
Bar Chart Closing [Text Block]	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFourth quarter 20231.33%WorstThird quarter 2020-0.30%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Availability Website Address [Text]	moafunds.com
Performance Availability Phone [Text]	800.914.8716
MoA Money Market Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(0.30%)
Lowest Quarterly Return, Date	Sep. 30, 2020